Organization and Business of Companies (Details)		6 Months Ended
Jun. 30, 2015
Foxhill Group Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries	[1]	Foxhill Group Limited ( Foxhill )
Date of Incorporation		Feb. 15, 2007
Kasino Fortune Investments Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries		Kasino Fortune Investments Limited ( Kasino Fortune )
Date of Incorporation		Feb. 16, 2007
Well Mount International Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries	[1]	Well Mount International Limited ( Well Mount )
Date of Incorporation		Nov. 01, 2007
Link Bond International Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries	[1]	Link Bond International Limited ( Link Bond )
Date of Incorporation		Nov. 01, 2007
Billion Boom International Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries		Billion Boom International Limited ( Billion Boom )
Date of Incorporation		Nov. 01, 2007
Super Number Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries		Super Number Limited ( Super Number )
Date of Incorporation		Apr. 11, 2011
Jubilee Dynasty Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries		Jubilee Dynasty Ltd. ( Jubilee Dynasty )
Date of Incorporation		May 18, 2012
Frontier Champion Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries		Frontier Champion Limited ( Frontier )
Date of Incorporation		May 28, 2013
Robust South Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries	[1]	Robust South Limited ("Robust")
Date of Incorporation		Feb. 12, 2015
Yuwang Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries		Yuwang Limited ("Yuwang")
Date of Incorporation		Mar. 11, 2015
Sino Hero Enterprises Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries		Sino Hero Enterprises Limited ("Sino Hero")
Date of Incorporation		Mar. 16, 2015
Bliss Time Enterprises Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries	[1]	Bliss Time Enterprises Limited ("Bliss")*
Date of Incorporation		Mar. 30, 2015
Brave Ring Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries	[1]	Brave Ring Limited ("Brave")
Date of Incorporation		Mar. 30, 2015
Yong Kang Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries	[1]	Yong Kang Holdings Limited ("Yong")
Date of Incorporation		Apr. 21, 2015
Prospect Jade Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Subsidiaries	[1]	Prospect Jade Limited ("Prospect")
Date of Incorporation		Apr. 22, 2015

[1]	The subsidiary is currently inactive.